May 31, 2019

Dreyfus Institutional Preferred Funds

Dreyfus Institutional Preferred Money Market Fund

Dreyfus Institutional Preferred Government Money Market Fund

Hamilton Shares

Supplement to Current Summary Prospectus and Prospectus

Effective May 31, 2019 (the "Effective Date"), the following information supersedes and replaces any contrary information contained in the section of the funds' summary prospectus and prospectus entitled "Fees and Expenses":

Dreyfus Institutional Preferred Money Market Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.10
Other expenses*	0.06
Shareholder services fees	0.06
Miscellaneous other expenses	0.00
Total annual fund operating expenses	0.16

*  The fund's investment adviser, The Dreyfus Corporation, has agreed in its management agreement with the fund to:  (1) pay all of the fund's expenses, except management fees, fees pursuant to any services plan adopted by the fund and certain other expenses, including the fees and expenses of the independent board members and independent counsel to the fund and the independent board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and independent counsel to the fund and the independent board members (in the amount of less than 0.01% for the past fiscal year).  These provisions in the management agreement may not be amended without the approval of the fund's shareholders.

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Dreyfus Institutional Preferred Government Money Market Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.14
Other expenses*	0.05
Shareholder services fees	0.05
Miscellaneous other expenses	0.00
Total annual fund operating expenses	0.19

*  The fund's investment adviser, The Dreyfus Corporation, has agreed in its management agreement with the fund to:  (1) pay all of the fund's expenses, except management fees, fees pursuant to any services plan adopted by the fund and certain other expenses, including the fees and expenses of the independent board members and independent counsel to the fund and the independent board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and independent counsel to the fund and the independent board members (in the amount of less than 0.01% for the past fiscal year).  These provisions in the management agreement may not be amended without the approval of the fund's shareholders.

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As of the Effective Date, the following information supersedes and replaces the fifth paragraph in the section of the funds' prospectus entitled "Management":

Hamilton shares of Dreyfus Institutional Preferred Money Market Fund and Dreyfus Institutional Preferred Government Money Market Fund are subject to an annual shareholder services plan fee of 0.06% and 0.05%, respectively, payable to the funds' distributor in respect of the provision of personal services to shareholders, such as answering shareholder inquiries regarding the fund, and/or the maintenance of shareholder accounts.  The funds' distributor may pay financial intermediaries from the fees it receives under the shareholder services plan for the provision of such services by the financial intermediaries to their clients who are beneficial owners of Hamilton shares of a fund.

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107634196v2

May 31, 2019

Dreyfus Institutional Preferred Funds

Dreyfus Institutional Preferred Government Money Market Fund

Premier Shares

Supplement to Current Summary Prospectus and Prospectus

Effective May 31, 2019 (the "Effective Date"), the following information supersedes and replaces any contrary information contained in the section of the fund's summary prospectus and prospectus entitled "Fees and Expenses":

Dreyfus Institutional Preferred Government Money Market Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.14
Other expenses*	0.30
Shareholder services fees	0.25
Administrative services fees	0.05
Miscellaneous other expenses	0.00
Total annual fund operating expenses	0.44

*  The fund's investment adviser, The Dreyfus Corporation, has agreed in its management agreement with the fund to:  (1) pay all of the fund's expenses, except management fees, fees pursuant to any services plan adopted by the fund and certain other expenses, including the fees and expenses of the independent board members and independent counsel to the fund and the independent board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and independent counsel to the fund and the independent board members (in the amount of less than 0.01% for the past fiscal year).  These provisions in the management agreement may not be amended without the approval of the fund's shareholders.

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As of the Effective Date, the following information supersedes and replaces the fifth paragraph in the section of the fund's prospectus entitled "Management":

Premier shares of Dreyfus Institutional Preferred Government Money Market Fund are subject to (i) an annual shareholder services plan fee of 0.25% payable to the fund's distributor in respect of the provision of personal services to shareholders, such as answering shareholder inquiries regarding the fund, and/or the maintenance of shareholder accounts, and (ii) an annual administrative services plan fee of 0.05% payable to the fund's distributor in respect of the provision of recordkeeping and other related services.  The fund's distributor may pay financial intermediaries from the fees it receives under the shareholder services plan and/or administrative services plan for the provision of such services by the financial intermediaries to their clients who are beneficial owners of Premier shares of the fund.

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107634194v3